RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 14, 2023
Related Party Transaction [Line Items]
Cash	$ 353,174				$ 55,647	$ 353,174	$ 55,647
Common stock, par value	$ 0.001				$ 0.001	$ 0.001	$ 0.001
Stock issued during period shares conversion of convertible securities	625,000	2,725,000	2,500,000	5,000,000
Convertible notes payable	$ 5,948,000					$ 5,948,000
Other short term borrowings	356,426				$ 356,426	$ 356,426	$ 356,426
Interest rate						10.00%
Interest expense borrowings					6,054	$ 35,643
Loans payable	3,000				8,000	3,000	8,000
Management fee expense					0	101,307
Other accounts payable and accrued liabilities	2,400				29,337	2,400	29,337
Accounts payable current and non current	$ 0				5,000	0	$ 5,000
Other expenses					$ 0	$ 10,199
GL Part SPVI LLC [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	44.20%					44.20%		27.30%
Mihir Dange And SKY MD LLC [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage								100.00%
Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period shares acquisitions					17,500,000
Stock issued during period shares conversion of convertible securities					2,329,743	12,670,034
GL Part SPVI LLC [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities						12,670,034
Stock issued during period shares conversion of units						33,120,034
GL Part SPVI LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period shares acquisitions							20,450,000
Cash								$ 20,450
Common stock, par value								$ 0.001